Capitalized software, net (Tables)	12 Months Ended
Dec. 31, 2022
Capitalized software, net
Schedule of Capitalized Software, Net
Capitalized software, net is comprised of software licenses; the position and changes for the twelve month period ended December 31, 2022, and 2021, are as follows:

Capitalized software	Cost	Amortization (i)	Total
At December 31, 2019	$26,699	$(10,694)	$16,005
Additions	16,494	(9,056)	7,438

At December 31, 2020	$43,193	$(19,750)	$23,443
Additions	784,241	(107,931)	676,310

At December 31, 2021	827,434	(127,681)	699,753
Legal entity separation-related adjustments (ii)	(827,434)	127,681	(699,753)

At December 31, 2022	$—	$—	$—

(i)	The amortization effect is recorded in “General and administrative” in the audited combined consolidated statements of income.
(ii)
As a result of the change in the
carve-out
methodology from management approach to legal entity approach, the capitalized software balance presented on December 31, 2021, is no longer presented in this audited combined consolidated financial statement. The costs associated with software licenses used by the UAM Business will be charged by ERJ to Eve as part of the MSA and SSA. Refer to Note 2 for further information on the change in the carve-out
methodology.